Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 3,214	$ 19,830	$ 22,919	$ 26,684
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,588	28,923	14,090	14,568
Amortization of debt issuance costs		1,270
Losses (Gain) on sale of fixed assets	(28)	(39)	(142)	(75)
Deferred income taxes	128	(5,646)	(88)	(6,514)
Charge for stock-based compensation		1,566
Prepaid expenses and other current assets	(380)	(885)	1,513	(1,248)
Other assets	4	(662)		(2)
Accounts payable	177	2,638	(260)	(288)
Accrued expenses	189	7,996	(456)	(180)
Accrued interest		17,216		(4)
Accrued salaries and wages	(510)	2,131	(394)	313
Gaming, property and other taxes	337	(7)	(250)	146
Income taxes	(10,541)	5,718	(10,162)	23,396
Other current and noncurrent liabilities	63	583	(26)	44
Net cash provided by (used in) operating activities	(3,759)	80,632	26,744	56,840
Investing activities
Capital project expenditures, net of reimbursements	(78)	(12,198)	(1,930)	(5,131)
Capital maintenance expenditures	(896)	(4,230)	(3,260)	(3,157)
Proceeds from sale of property and equipment	79	153	380	117
Net cash used in investing activities	(895)	(16,275)	(4,810)	(8,171)
Financing activities
Net advances to Penn National Gaming, Inc.	7,280	(3,595)	(18,018)	(27,375)
Cash contributions to Penn National Gaming, Inc.		(3,387)	(6,500)	(22,161)
Cash distribution to Penn National Gaming, Inc. in connection with Spin-Off		(2,090,000)
Principal payments on debt obligation to Penn National Gaming, Inc.				(900)
Proceeds from exercise of options		1,431
Proceeds from issuance of long-term debt, net of issuance costs		2,301,853
Net cash (used in) provided by financing activities	7,280	206,302	(24,518)	(50,436)
Net increase in cash and cash equivalents	2,626	270,659	(2,584)	(1,767)
Cash and cash equivalents at beginning of year	14,562	14,562	17,146	18,913
Cash and cash equivalents at end of year	$ 17,188	$ 285,221	$ 14,562	$ 17,146